Other net income (Tables)	12 Months Ended
Dec. 31, 2024
Other net income
Schedule of other net income

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
Net foreign exchange gain/(loss) (i)	14,041	109,095	(15,025)	(33,730)
Losses on disposal of property, plants and equipment and intangible assets	(5,614)	(5,350)	(1,632)	(2,534)
Investment income from other investments	63,801	42,921	14,281	81,145
Scrap income	11,808	12,137	5,912	10,742
Net change in fair value of other investments	5,709	(3,692)	14,270	29,930
(Provision)/reversal of litigation compensation (ii)	(15,576)	(37,710)	408	300
Gains relating to cancellation and modification of lease contracts	13,456	193	4,821	15,201
Gain on disposal of a subsidiary	—	—	—	8,759
Others	(317)	(3,488)	(1,930)	4,883
	87,308	114,106	21,105	114,696

Notes:

(i)	Net foreign exchange gain for the year ended June 30, 2023 was mainly caused by the appreciation of US dollar against Renminbi in certain subsidiaries whose functional currency are Renminbi whereas its holding net assets were mainly denominated in US dollar, which mainly comprised of the US dollar cash and cash equivalents and trade and other receivables.
(ii)	Litigation compensation for the years ended June 30, 2022 and 2023 mainly represented the provisions made for the lawsuits relating to employees’ compensation and illicit competition.